Investment Portfolio - September 30, 2022

(unaudited)

NEW YORK TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS - 93.2%
Albany
Public Impt., G.O. Bond, AGM, 3.000%, 1/15/2026	595,000	$589,453
Public Impt., G.O. Bond, AGM, 3.000%, 1/15/2027	445,000	439,416
Albany County
Public Impt., Series A, G.O. Bond, 5.000%, 6/1/2024	250,000	257,184
Public Impt., Series A, G.O. Bond, 5.000%, 6/1/2026	430,000	455,834
Amsterdam City School District, G.O. Bond, AGM, 4.000%, 6/15/2024	1,135,000	1,146,652
Bath Central School District, G.O. Bond, 4.000%, 6/15/2025	750,000	762,159
Beacon City School District, G.O. Bond, 2.000%, 6/15/2024	390,000	381,313
Briarcliff Manor, Public Impt., G.O. Bond, 5.000%, 2/1/2023	400,000	402,008
Brighton Central School District
G.O. Bond, 2.125%, 6/15/2025	500,000	485,856
School Impt., G.O. Bond, 2.000%, 6/15/2026	1,520,000	1,455,130
School Impt., G.O. Bond, 2.000%, 6/15/2027	1,330,000	1,258,696
Brookhaven
Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 3/15/2025	400,000	404,612
Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 3/15/2026	1,155,000	1,168,307
Brookhaven-Comsewogue Union Free School District, School Impt., G.O. Bond, 2.250%, 5/15/2024	500,000	493,859
Buffalo, Public Impt., Recreational Facility Impt., Series A, G.O. Bond, 5.000%, 4/1/2024	250,000	256,181
Buffalo Municipal Water Finance Authority
Series A, Revenue Bond, 5.000%, 7/1/2023	300,000	303,776
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2039	250,000	255,742
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2043	600,000	610,978
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2048	250,000	253,966
Clarkstown, Public Impt., Series A, G.O. Bond, 2.000%, 6/15/2026	535,000	514,607
Commack Union Free School District, School Impt., Series A, G.O. Bond, 1.000%, 6/15/2025	1,400,000	1,325,820
Dutchess County
Series B, G.O. Bond, 2.000%, 4/1/2026	1,175,000	1,133,041
Series B, G.O. Bond, 2.000%, 4/1/2027	1,000,000	953,509
	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Enlarged City School District of Troy, G.O. Bond, BAM, 2.000%, 6/1/2026	500,000	$476,886
Erie County
Public Impt., Series A, G.O. Bond, 5.000%, 9/15/2026	300,000	321,095
Public Impt., Series A, G.O. Bond, 5.000%, 9/15/2027	200,000	216,987
Erie County Fiscal Stability Authority, Series D Revenue Bond, 5.000%, 9/1/2038	1,000,000	1,044,695
Gates Chili Central School District
School Impt., G.O. Bond, 3.125%, 6/15/2024	300,000	298,837
School Impt., G.O. Bond, 3.125%, 6/15/2025	245,000	243,491
School Impt., G.O. Bond, 3.125%, 6/15/2026	265,000	262,804
Greece Central School District, G.O. Bond, BAM, 2.500%, 6/15/2023	620,000	618,236
Haverstraw-Stony Point Central School District, G.O. Bond, 2.250%, 10/15/2027	510,000	487,951
Kings Park Central School District, School Impt., G.O. Bond, 2.000%, 9/1/2024	415,000	406,767
Mamaroneck Union Free School District, School Impt., G.O. Bond, 4.000%, 8/15/2032	1,000,000	1,019,327
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	1,175,000	1,116,208
Nassau County Interim Finance Authority
Series A, Revenue Bond, 5.000%, 11/15/2030	630,000	711,597
Series A, Revenue Bond, 4.000%, 11/15/2034	760,000	768,341
New Windsor
Public Impt., G.O. Bond, AGM, 3.000%, 6/15/2024	580,000	576,340
Public Impt., G.O. Bond, AGM, 3.000%, 6/15/2025	580,000	573,839
Public Impt., G.O. Bond, AGM, 3.000%, 6/15/2026	230,000	226,483
New York, Highway Impt., Series A, G.O. Bond, 5.000%, 3/15/2023	510,000	514,649
New York City
G.O. Bond, 5.000%, 8/1/2026	515,000	545,579
Public Impt., Series 2, G.O. Bond, 3.375%, 3/1/2025	500,000	487,077
Public Impt., Series D2, G.O. Bond, 3.430%, 12/1/2024	500,000	489,190
Series B-1, G.O. Bond, 5.000%, 8/1/2027	1,400,000	1,501,287
Series D, G.O. Bond, 1.216%, 8/1/2026	500,000	439,029
Series E, G.O. Bond, 5.000%, 8/1/2026	1,500,000	1,589,387

Investment Portfolio - September 30, 2022

(unaudited)

NEW YORK TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City Municipal Water Finance Authority
Revenue Bond, 5.000%, 6/15/2040	1,510,000	$1,579,658
Water Utility Impt., Series CC-1, Revenue Bond, 5.000%, 6/15/2032	1,310,000	1,432,598
Water Utility Impt., Subseries BB-1, Revenue Bond, 5.000%, 6/15/2046	2,000,000	2,045,820
New York City Transitional Finance Authority Building Aid
Prerefunded Balance, Revenue Bond, 5.000%, 7/15/2023	390,000	395,656
Public Impt., Series S1, Revenue Bond, 5.000%, 7/15/2025	1,030,000	1,069,333
Public Impt., Series S2, Prerefunded Balance, Revenue Bond, 5.000%, 7/15/2023	1,905,000	1,932,661
Public Impt., Series S2, Unrefunded Balance, Revenue Bond, 5.000%, 7/15/2023	95,000	96,340
Unrefunded Balance, Revenue Bond, 5.000%, 7/15/2023	430,000	436,063
New York City Transitional Finance Authority Future Tax Secured
Public Impt., Revenue Bond, 5.000%, 5/1/2031	780,000	856,648
Revenue Bond, 5.000%, 11/1/2024	750,000	776,634
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond, 5.000%, 11/1/2024	3,000,000	3,004,299
New York State Dormitory Authority
Highway Impt., Series A, Prerefunded Balance, Revenue Bond, 5.000%, 3/15/2027	1,115,000	1,188,963
School Impt., Series A, Prerefunded Balance, Revenue Bond, 5.000%, 3/15/2027	450,000	481,694
School Impt., Series A, Revenue Bond, BAM, 5.000%, 10/1/2031	2,500,000	2,742,944
School Impt., Series D, Revenue Bond, 5.000%, 2/15/2031	1,365,000	1,492,320
School Impt., Series D, Revenue Bond, AGM, 5.000%, 10/1/2030	1,000,000	1,078,680
School Impt., Series E, Prerefunded Balance, Revenue Bond, 5.000%, 3/15/2026	760,000	802,983
Series A, Prerefunded Balance, Revenue Bond, 5.000%, 7/1/2024	1,680,000	1,702,669
Series A, Unrefunded Balance, Revenue Bond, 5.000%, 2/15/2030	1,500,000	1,591,585
Series C, Prerefunded Balance, Revenue Bond, 0.887%, 3/15/2025	500,000	455,323
Series E, Revenue Bond, 5.000%, 3/15/2033	1,250,000	1,376,938
	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Environmental Facilities Corp.
Water and Sewer, Series A, Revenue Bond, 5.000%, 6/15/2025	300,000	$303,941
Water Utility Impt., Revenue Bond, 5.000%, 6/15/2028	2,250,000	2,453,668
Water Utility Impt., Series B, Revenue Bond, 4.000%, 8/15/2046	2,000,000	1,879,021
New York State Thruway Authority
Highway Impt., Series A-1, Revenue Bond, 5.000%, 3/15/2023	1,025,000	1,033,626
Highway Impt., Series A-1, Revenue Bond, 5.000%, 3/15/2025	1,245,000	1,295,446
Series B, Revenue Bond, 4.000%, 1/1/2038	1,000,000	935,128
New York State Urban Development Corp.
Economic Impt., Series A, Revenue Bond, 5.000%, 3/15/2025	435,000	452,604
Economic Impt., Series B, Prerefunded Balance, Revenue Bond, 3.250%, 3/15/2025	800,000	772,777
Public Impt., Recreational Facility Impt., Revenue Bond, 5.000%, 3/15/2032	500,000	546,458
Public Impt., Series C-3, Revenue Bond, 5.000%, 3/15/2041	850,000	875,076
Series A, Prerefunded Balance, Revenue Bond, 5.000%, 3/15/2027	1,875,000	1,982,402
North Colonie Central School District, G.O. Bond, 2.000%, 7/15/2027	1,000,000	952,596
North Rose-Wolcott Central School District, G.O. Bond, AGM, 2.000%, 6/15/2025	500,000	482,943
Onondaga County, Public Impt., Telecommunications Impt., G.O. Bond, 5.000%, 5/15/2023	1,000,000	1,012,407
Orangetown, Series B, G.O. Bond, 5.000%, 9/15/2026	355,000	379,887
Perinton
G.O. Bond, 4.000%, 12/15/2022	210,000	210,418
G.O. Bond, 4.000%, 12/15/2023	160,000	161,654
Phelps-Clifton Springs Central School District, G.O. Bond, 3.750%, 6/15/2023	955,000	960,091
Port Authority of New York & New Jersey
Airport & Marina Impt., Consolidated Series 222, Revenue Bond, 5.000%, 7/15/2032	1,065,000	1,160,527
Consolidated Series 184, Revenue Bond, 5.000%, 9/1/2025	1,000,000	1,031,356
Sachem Central School District, G.O. Bond, 5.000%, 10/15/2023	250,000	255,002
Sales Tax Asset Receivable Corp.
Series A, Prerefunded Balance, Revenue Bond, 5.000%, 10/15/2028	2,500,000	2,589,955
Series A, Prerefunded Balance, Revenue Bond, 5.000%, 10/15/2030	520,000	539,993

Investment Portfolio - September 30, 2022

(unaudited)

NEW YORK TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Schenectady, School Impt., G.O. Bond, 2.000%, 12/15/2024	1,485,000	$1,452,584
Smithtown, Public Impt., Recreational Facility Impt., G.O. Bond, 2.000%, 2/15/2023	435,000	433,656
South Glens Falls Central School District, Series A, G.O. Bond, 2.000%, 7/15/2027	2,655,000	2,517,552
South Jefferson Central School District, G.O. Bond, AGM, 4.000%, 4/15/2025	1,125,000	1,143,185
Sullivan County, Public Impt., G.O. Bond, 3.000%, 11/15/2023	500,000	499,129
Triborough Bridge & Tunnel Authority
Highway Impt., Series A, Revenue Bond, 5.000%, 11/15/2023	350,000	356,919
Highway Impt., Series A, Revenue Bond, 4.000%, 11/15/2044	500,000	440,900
Series B, Revenue Bond, 5.000%, 11/15/2023	2,000,000	2,039,539
Series B, Revenue Bond, 5.000%, 11/15/2029	360,000	385,750
Ulster County, G.O. Bond, 4.000%, 11/15/2025	490,000	503,204
Uniondale Union Free School District, School Impt., G.O. Bond, 5.000%, 5/1/2024	1,955,000	2,013,659
Vestal Central School District, G.O. Bond, 2.000%, 6/15/2025	685,000	657,085
Wappinger
Highway Impt., G.O. Bond, 2.000%, 10/1/2027	310,000	285,993
	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Wappinger (continued)
Highway Impt., G.O. Bond, 2.000%, 10/1/2028	320,000	$290,536
Webster Central School District
School Impt., G.O. Bond, 2.125%, 10/15/2025	320,000	311,343
School Impt., G.O. Bond, 2.250%, 10/15/2026	330,000	319,842

TOTAL MUNICIPAL BONDS
(Identified Cost $98,537,813)		92,701,842

MUTUAL FUND - 3.0%
iShares New York Muni Bond ETF
(Identified Cost $3,338,368)	58,863	2,977,879

U.S. GOVERNMENT SECURITIES - 2.5%

U.S. Treasury Bills - 2.5%
U.S. Treasury Bill
2.328%, 10/27/2022[2]	500,000	499,127
2.820%, 1/19/2023[2]	500,000	494,980
2.754%, 4/20/2023[2]	500,000	490,091
2.839%, 6/15/2023[2]	500,000	487,129
2.893%, 7/13/2023[2]	500,000	485,453

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $2,466,346)		2,456,780

SHORT-TERM INVESTMENT - 0.4%
Dreyfus Government Cash Management, Institutional Shares, 2.75%[3]
(Identified Cost $354,754)	354,754	354,754

TOTAL INVESTMENTS - 99.1%
(Identified Cost $104,697,281)		98,491,255
OTHER ASSETS, LESS LIABILITIES - 0.9%		927,103
NET ASSETS - 100.0%		$99,418,358

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Represents the annualized yield at time of purchase.

3Rate shown is the current yield as of September 30, 2022.

Investment Portfolio - September 30, 2022

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
New York Municipal Bonds	$92,701,842	$—	$92,701,842	$—
U.S. Treasury and other U.S. Government agencies	2,456,780	—	2,456,780	—
Mutual fund	2,977,879	2,977,879	—	—
Short-Term Investment	354,754	354,754	—	—
Total assets	$98,491,255	$3,332,633	$95,158,622	$—

There were no Level 3 securities held by the Series as of December 31, 2021 or September 30, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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